Taxation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Taxation

5. Taxation

The Group calculates the period income tax expense using the tax rate that would be applicable to the expected total annual earnings. The major components of income tax expense in the interim condensed consolidated statement of profit or loss are:

	June 30 2021 £’000	June 30 2020 £’000
Current income tax expense	(24)	—
Deferred tax credit relating to origination and reversal of temporary differences	7,350	—
Income tax credit recognised in statement of profit or loss	7,326	—

A deferred tax liability arises due to a purchase price adjustment on the acquisition of subsidiaries where the fair value of intangible assets exceeded the tax basis in the subsidiaries. A deferred tax asset on losses is only recognised to the extent that it reduces the deferred tax liability arising to nil due to uncertainty of recoverability.

9. Taxation

No deferred tax assets or deferred tax liabilities were recognized in the Period ended December 31, 2020 (2019: nil, 2018: nil). The charge for the Period can be reconciled to the statement of profit and loss as follows:

	Year ended December 31 2020	Year ended December 31 2019	Period ended December 31 2018
	£‘000	£‘000	£‘000
Loss before tax from continuing operations	(99,847)	(17,964)	(179)

Current corporation tax rate of 19%	(18,971)	(3,413)	(34)
Expenses not deductible for tax purposes	1,238	64	10
Research and development claim – prior year	(969)	—	—
Deferred tax asset not recognized	17,733	3,349	24
Tax credit	(969)	—	—

The Group has unutilized tax losses of £127.2m (2019: £18.5m, 2018: £0.1m) which are available against future taxable profits for an indefinite period. No deferred tax assets have been recognized due to uncertainty of future taxable profits in the upcoming financial years against which to utilize the losses.

On March 11, 2020, the government published a policy paper announcing that the Finance Bill 2020 intends to maintain the Corporation Tax rate at 19% for the 2020 and 2021 tax years.